Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consist of the following:

	As of
(in thousands)	December 31, 2020	December 31, 2019
Accounts payable	$4,695	$4,984
Accrued operating	20,648	36,177
Accrued administrative	10,791	7,585
Accounts payable and accrued expenses	$36,134	$48,746